Annual Total Returns- Federated Hermes Institutional Money Market Management (Capital Shares) [BarChart] - Capital Shares - Federated Hermes Institutional Money Market Management - CAP	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.06%	0.10%	0.02%	0.01%	0.06%	0.31%	0.91%	1.88%	2.22%	0.54%